AB Corporate Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.4%
Industrial – 52.2%
Basic – 2.0%
Celulosa Arauco y Constitucion SA
4.25%, 4/30/29(a)	$246	$252,298
4.50%, 8/01/24	200	211,875
DuPont de Nemours, Inc. 5.419%, 11/15/48	121	151,500
Glencore Finance Canada Ltd. 4.95%, 11/15/21 (a)	80	83,774
Glencore Funding LLC
4.125%, 5/30/23(a)	125	131,730
4.625%, 4/29/24(a)	175	189,219
Inversiones CMPC SA 3.85%, 1/13/30 (a)	210	215,775
LYB International Finance BV 4.00%, 7/15/23	228	243,481
LyondellBasell Industries NV 4.625%, 2/26/55	102	110,648
Mosaic Co. (The) 4.25%, 11/15/23	221	237,082
Reliance Steel & Aluminum Co. 4.50%, 4/15/23	848	903,476
Sherwin-Williams Co. (The) 3.125%, 6/01/24	62	64,957

2,795,815

Capital Goods – 2.1%
3M Co. 3.25%, 8/26/49	110	112,857
General Electric Co.
5.875%, 1/14/38	274	350,991
Series G
3.10%, 1/09/23	374	386,181
Masco Corp.
4.375%, 4/01/26	447	492,232
4.45%, 4/01/25	698	766,816
Molex Electronic Technologies LLC 2.878%, 4/15/20 (a)	130	130,122
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	430	444,598
4.40%, 3/15/24	233	252,239

2,936,036

Communications - Media – 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.125%, 7/01/49	249	277,657
5.375%, 5/01/47	374	430,328
Comcast Corp.
3.25%, 11/01/39	410	432,607
3.90%, 3/01/38	215	245,713
4.60%, 10/15/38	85	104,794
4.65%, 7/15/42	375	466,050
4.75%, 3/01/44	140	177,043
6.45%, 3/15/37	329	476,412
Principal Amount (000)	U.S. $ Value

Discovery Communications LLC 5.20%, 9/20/47	$238	$280,959
Fox Corp. 5.576%, 1/25/49 (a)	270	353,749
Prosus NV 3.68%, 1/21/30 (a)	210	215,250
Time Warner Entertainment Co. LP 8.375%, 3/15/23	987	1,169,536
ViacomCBS, Inc.
3.375%, 2/15/28	481	505,247
3.70%, 6/01/28	595	639,417
Walt Disney Co. (The)
4.00%, 10/01/23	40	43,092
5.40%, 10/01/43	180	253,742
6.15%, 2/15/41	110	164,145
6.40%, 12/15/35	161	237,921
8.875%, 4/26/23	125	152,030
Weibo Corp. 3.50%, 7/05/24	373	386,172

7,011,864

Communications - Telecommunications – 3.2%
AT&T, Inc.
4.30%, 2/15/30	234	264,652
4.75%, 5/15/46	89	103,001
4.85%, 3/01/39-7/15/45	194	229,466
5.15%, 2/15/50	75	92,335
5.35%, 9/01/40	415	518,775
5.45%, 3/01/47	168	212,952
6.55%, 1/15/28-2/15/39	350	463,477
Corning, Inc. 4.75%, 3/15/42	560	658,952
Rogers Communications, Inc. 4.50%, 3/15/43	4	4,693
Telefonica Emisiones SA 4.665%, 3/06/38	196	224,481
Verizon Communications, Inc.
4.272%, 1/15/36	586	686,604
4.862%, 8/21/46	731	938,867
Vodafone Group PLC 5.25%, 5/30/48	184	229,450

4,627,705

Consumer Cyclical - Automotive – 2.5%
Ford Motor Credit Co. LLC
3.096%, 5/04/23	483	485,854
3.81%, 1/09/24	395	404,429
4.14%, 2/15/23	200	207,030
General Motors Co. 5.95%, 4/01/49	95	108,471
General Motors Financial Co., Inc.
3.25%, 1/05/23	921	949,183
3.50%, 11/07/24	599	624,236
4.15%, 6/19/23	116	122,641
4.30%, 7/13/25	314	337,114
Hyundai Capital America 2.55%, 4/03/20 (a)	102	102,077
Principal Amount (000)	U.S. $ Value

Lear Corp. 3.80%, 9/15/27	$194	$201,453

3,542,488

Consumer Cyclical - Other – 1.3%
Las Vegas Sands Corp.
2.90%, 6/25/25	695	708,392
3.20%, 8/08/24	573	591,657
3.50%, 8/18/26	200	208,968
Marriott International, Inc./MD Series AA 4.65%, 12/01/28	245	281,890

1,790,907

Consumer Cyclical - Restaurants – 0.9%
McDonald's Corp. 4.70%, 12/09/35	585	724,201
Starbucks Corp.
3.55%, 8/15/29	238	263,380
4.50%, 11/15/48	225	267,037

1,254,618

Consumer Cyclical - Retailers – 0.8%
Dollar General Corp. 3.25%, 4/15/23	61	63,417
Home Depot, Inc. (The) 5.875%, 12/16/36	40	56,636
Lowe's Cos., Inc. 4.375%, 9/15/45	305	352,946
Target Corp.
3.90%, 11/15/47	230	271,320
4.00%, 7/01/42	335	397,092

1,141,411

Consumer Non-Cyclical – 12.7%
AbbVie, Inc.
2.95%, 11/21/26(a)	170	175,583
4.05%, 11/21/39(a)	205	223,163
4.25%, 11/21/49(a)	135	147,440
4.40%, 11/06/42	185	208,142
4.875%, 11/14/48	375	447,664
Altria Group, Inc.
4.80%, 2/14/29	288	326,301
5.95%, 2/14/49	190	238,277
AmerisourceBergen Corp. 4.30%, 12/15/47	207	227,491
Amgen, Inc. 4.663%, 6/15/51	240	289,505
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/01/36	120	143,954
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/01/36	320	377,882
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	175	209,876
4.95%, 1/15/42	490	612,838
Principal Amount (000)	U.S. $ Value

5.55%, 1/23/49	$160	$218,163
BAT Capital Corp.
2.789%, 9/06/24	330	337,296
4.39%, 8/15/37	250	260,865
Biogen, Inc. 5.20%, 9/15/45	484	600,015
Bristol-Myers Squibb Co.
4.25%, 10/26/49(a)	120	147,884
4.55%, 2/20/48(a)	445	566,009
Bunge Ltd. Finance Corp. 3.25%, 8/15/26	458	467,710
Cardinal Health, Inc. 3.20%, 3/15/23	529	547,573
Cigna Corp.
3.00%, 7/15/23(a)	71	73,170
4.80%, 8/15/38	377	450,330
4.80%, 7/15/46(a)	263	312,973
7.875%, 5/15/27(a)	53	69,119
CommonSpirit Health 4.35%, 11/01/42	44	47,641
CVS Health Corp.
3.25%, 8/15/29	44	45,767
3.875%, 7/20/25	308	332,813
4.78%, 3/25/38	727	847,079
5.125%, 7/20/45	120	144,602
Danaher Corp. 4.375%, 9/15/45	260	319,142
Gilead Sciences, Inc.
4.15%, 3/01/47	75	87,056
4.50%, 2/01/45	170	204,060
4.60%, 9/01/35	235	290,244
4.80%, 4/01/44	145	180,877
5.65% GILD, 12/01/41	105	145,033
HCA, Inc.
4.75%, 5/01/23	155	167,629
5.00%, 3/15/24	485	536,813
Johnson & Johnson 3.55%, 3/01/36	851	954,975
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	260	263,715
5.085%, 5/25/48	191	241,999
Kraft Heinz Foods Co.
5.20%, 7/15/45	124	139,763
6.875%, 1/26/39	242	314,072
Leggett & Platt, Inc. 4.40%, 3/15/29	773	861,416
Mylan, Inc.
4.20%, 11/29/23	1,177	1,255,730
4.55%, 4/15/28	380	419,680
Newell Brands, Inc. 3.85%, 4/01/23	548	569,980
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	303	318,965
4.375%, 3/15/26	420	450,038
Philip Morris International, Inc. 4.50%, 3/26/20	475	476,900
Principal Amount (000)	U.S. $ Value

Smithfield Foods, Inc. 3.35%, 2/01/22 (a)	$65	$65,595
Tyson Foods, Inc.
4.55%, 6/02/47	178	212,710
5.10%, 9/28/48	239	305,925
Wyeth LLC 5.95%, 4/01/37	188	266,050

18,145,492

Energy – 10.4%
Apache Corp. 4.25%, 1/15/30	350	368,469
Baker Hughes a GE Co. LLC 5.125%, 9/15/40	390	476,638
Boardwalk Pipelines LP 4.80%, 5/03/29	304	321,620
Columbia Pipeline Group, Inc. 4.50%, 6/01/25	867	961,763
Ecopetrol SA 5.875%, 9/18/23-5/28/45	89	101,509
Enable Midstream Partners LP
3.90%, 5/15/24	436	448,452
5.00%, 5/15/44	41	38,924
Energy Transfer Operating LP
3.75%, 5/15/30	159	162,120
4.20%, 4/15/27	47	50,069
5.875%, 1/15/24	539	602,252
6.25%, 4/15/49	295	349,250
Eni SpA 4.25%, 5/09/29 (a)	247	278,497
Enterprise Products Operating LLC
3.70%, 1/31/51	210	209,895
3.75%, 2/15/25	140	150,819
3.90%, 2/15/24	59	63,220
4.20%, 1/31/50	320	347,958
4.80%, 2/01/49	85	99,717
4.90%, 5/15/46	45	53,258
EQM Midstream Partners LP 4.75%, 7/15/23	295	290,289
EQT Corp. 7.00%, 2/01/30	240	211,217
Exxon Mobil Corp. 4.114%, 3/01/46	524	634,517
Hess Corp. 4.30%, 4/01/27	790	844,265
Husky Energy, Inc. 4.40%, 4/15/29	475	518,496
Marathon Petroleum Corp. 5.125%, 12/15/26	370	426,684
MPLX LP 3.50%, 12/01/22 (a)	175	181,661
Newfield Exploration Co.
5.375%, 1/01/26	610	669,182
5.625%, 7/01/24	475	524,428
Noble Energy, Inc.
3.25%, 10/15/29	135	136,492
6.00%, 3/01/41	113	135,106
Principal Amount (000)	U.S. $ Value

Occidental Petroleum Corp.
2.90%, 8/15/24	$319	$325,820
3.50%, 8/15/29	55	56,722
4.30%, 8/15/39	128	132,855
ONEOK, Inc. 5.20%, 7/15/48	295	337,701
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24	917	954,349
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	843	923,195
Suncor Energy, Inc. 6.80%, 5/15/38	223	323,189
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	170	178,451
5.35%, 5/15/45	145	155,281
TransCanada PipeLines Ltd.
4.75%, 5/15/38	50	58,699
7.625%, 1/15/39	153	235,693
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/01/26	325	419,013
Valero Energy Corp.
6.625%, 6/15/37	160	215,862
7.50%, 4/15/32	225	317,221
Western Midstream Operating LP
4.05%, 2/01/30	350	348,565
4.65%, 7/01/26	81	84,703
5.45%, 4/01/44	149	135,310

14,859,396

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 3/25/24 (a)	200	218,000

Services – 1.4%
eBay, Inc.
2.75%, 1/30/23	62	63,348
3.60%, 6/05/27	265	281,902
Expedia Group, Inc. 5.00%, 2/15/26	485	541,672
Global Payments, Inc. 2.65%, 2/15/25	320	327,757
IHS Markit Ltd.
4.00%, 3/01/26(a)	76	82,186
4.125%, 8/01/23	208	221,630
Moody's Corp. 5.25%, 7/15/44	255	335,825
Verisk Analytics, Inc. 5.50%, 6/15/45	165	215,772

2,070,092

Technology – 8.3%
Apple, Inc.
4.45%, 5/06/44	620	779,724
4.65%, 2/23/46	250	324,582
Autodesk, Inc. 3.50%, 6/15/27	605	647,519
Broadcom Corp./Broadcom Cayman Finance Ltd.
Principal Amount (000)	U.S. $ Value

2.65%, 1/15/23	$857	$870,224
3.625%, 1/15/24	251	262,687
3.875%, 1/15/27	205	216,427
Broadcom, Inc.
3.625%, 10/15/24(a)	265	279,018
4.25%, 4/15/26(a)	549	593,249
CA, Inc. 3.60%, 8/15/22	837	857,163
Cisco Systems, Inc. 5.90%, 2/15/39	295	427,449
Dell International LLC/EMC Corp.
4.90%, 10/01/26(a)	411	457,768
6.02%, 6/15/26(a)	386	450,589
DXC Technology Co. 4.25%, 4/15/24	160	171,211
Intel Corp.
3.734%, 12/08/47	325	372,811
4.90%, 7/29/45	195	258,071
International Business Machines Corp. 4.00%, 6/20/42	315	363,293
Lam Research Corp.
3.75%, 3/15/26	142	155,266
4.875%, 3/15/49	415	545,115
Microchip Technology, Inc. 3.922%, 6/01/21	175	179,209
Microsoft Corp. 4.50%, 10/01/40	429	554,513
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29 (a)	260	288,475
Oracle Corp.
4.00%, 11/15/47	310	361,720
6.125%, 7/08/39	254	370,147
QUALCOMM, Inc.
4.30%, 5/20/47	308	366,089
4.80%, 5/20/45	140	177,523
Seagate HDD Cayman
4.75%, 1/01/25	19	20,388
4.875%, 3/01/24	485	518,295
Tech Data Corp. 3.70%, 2/15/22	432	443,340
Texas Instruments, Inc. 3.875%, 3/15/39	150	175,125
VMware, Inc. 3.90%, 8/21/27	422	448,438

11,935,428

Transportation - Railroads – 0.3%
Burlington Northern Santa Fe LLC 4.55%, 9/01/44	85	105,177
Union Pacific Corp.
3.839%, 3/20/60(a)	200	215,590
4.00%, 4/15/47	110	124,605

445,372

Transportation - Services – 1.3%
Aviation Capital Group LLC
Principal Amount (000)	U.S. $ Value

3.875%, 5/01/23(a)	$215	$224,178
4.375%, 1/30/24(a)	230	245,187
ERAC USA Finance LLC 3.85%, 11/15/24 (a)	145	156,177
FedEx Corp. 4.05%, 2/15/48	386	391,037
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 2/01/24 (a)	300	319,758
United Parcel Service, Inc. 3.40%, 9/01/49	451	473,446

1,809,783

74,584,407

Financial Institutions – 38.7%
Banking – 22.4%
Banco Santander SA 5.179%, 11/19/25	400	454,648
Bank of America Corp.
3.366%, 1/23/26	603	640,561
3.458%, 3/15/25	230	243,416
Series L
3.95%, 4/21/25	1,134	1,227,374
Series X
6.25%, 9/05/24(b)	175	194,457
Series Z
6.50%, 10/23/24(b)	53	60,284
Bank of Montreal 4.338%, 10/05/28	1,305	1,390,373
Barclays PLC
3.932%, 5/07/25	447	475,376
4.338%, 5/16/24	867	922,358
BBVA Bancomer SA/Texas 5.875%, 9/13/34 (a)	330	365,888
BBVA USA 3.875%, 4/10/25	481	510,408
BPCE SA 5.15%, 7/21/24 (a)	200	222,246
Capital One Financial Corp.
3.30%, 10/30/24	646	680,936
3.75%, 7/28/26	240	255,756
Citigroup, Inc.
3.875%, 3/26/25	876	943,689
5.50%, 9/13/25	595	692,604
Citizens Financial Group, Inc. 4.30%, 12/03/25	895	983,694
Commonwealth Bank of Australia 4.50%, 12/09/25 (a)	415	458,866
Cooperatieve Rabobank UA
3.75%, 7/21/26	525	559,828
4.375%, 8/04/25	500	550,195
Deutsche Bank AG/New York NY
3.30%, 11/16/22	334	340,132
3.95%, 2/27/23	635	658,520
3.961%, 11/26/25	555	580,019
Principal Amount (000)	U.S. $ Value

Discover Bank 4.682%, 8/09/28	$385	$407,811
Discover Financial Services 4.10%, 2/09/27	395	432,407
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	490	527,568
3.85%, 7/08/24	395	423,408
4.25%, 10/21/25	325	358,521
4.411%, 4/23/39	148	175,290
5.95%, 1/15/27	40	48,550
HSBC Holdings PLC
4.041%, 3/13/28	222	242,391
4.25%, 3/14/24-8/18/25	987	1,070,184
ING Bank NV 5.80%, 9/25/23 (a)	440	493,390
Intesa Sanpaolo SpA
3.125%, 7/14/22(a)	245	249,586
Series XR
3.25%, 9/23/24(a)	650	665,190
JPMorgan Chase & Co.
3.882%, 7/24/38	1,057	1,202,454
8.00%, 4/29/27	530	719,565
Series FF
5.00%, 8/01/24(b)	175	183,068
Series HH
4.60%, 2/01/25(b)	135	137,674
Lloyds Banking Group PLC
4.45%, 5/08/25	233	258,190
4.50%, 11/04/24	1,187	1,289,557
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 3/27/24 (a)	1,295	1,400,439
Morgan Stanley
Series F
3.875%, 4/29/24	55	59,259
Series G
4.35%, 9/08/26	255	284,353
Royal Bank of Scotland Group PLC
5.125%, 5/28/24	591	649,722
6.10%, 6/10/23	724	804,270
6.125%, 12/15/22	247	270,722
Santander Holdings USA, Inc.
3.244%, 10/05/26(a)	125	128,206
3.40%, 1/18/23	859	888,283
3.50%, 6/07/24	195	203,272
4.40%, 7/13/27	186	203,772
4.50%, 7/17/25	577	629,674
Santander UK Group Holdings PLC 3.373%, 1/05/24	867	895,394
Societe Generale SA
4.25%, 4/14/25(a)	243	261,261
4.75%, 11/24/25(a)	200	220,698
Truist Bank
2.636%, 9/17/29	695	703,507
3.30%, 5/15/26	934	993,374
Wells Fargo & Co. 5.606%, 1/15/44	400	542,604
Principal Amount (000)	U.S. $ Value

Westpac Banking Corp.
4.421%, 7/24/39	$250	$286,290
Series G
4.322%, 11/23/31	243	264,690

31,986,222

Brokerage – 1.4%
Invesco Finance PLC 3.125%, 11/30/22	867	897,865
Jefferies Financial Group, Inc. 5.50%, 10/18/23	454	496,894
Stifel Financial Corp. 4.25%, 7/18/24	548	595,205

1,989,964

Finance – 2.6%
Aircastle Ltd.
4.125%, 5/01/24	107	113,509
4.40%, 9/25/23	867	930,395
Ares Capital Corp. 4.20%, 6/10/24	241	254,672
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	275	309,793
Harborwalk Funding Trust 5.077%, 2/15/69 (a)	170	211,273
International Lease Finance Corp. 5.875%, 8/15/22	867	948,550
Synchrony Financial
4.25%, 8/15/24	58	62,205
4.50%, 7/23/25	806	876,275

3,706,672

Insurance – 2.5%
Aetna, Inc. 3.875%, 8/15/47	175	182,382
Allstate Corp. (The) Series B 5.75%, 8/15/53	260	282,113
American International Group, Inc. 3.75%, 7/10/25	280	303,610
Brighthouse Financial, Inc. 3.70%, 6/22/27	245	248,092
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/70 (a)	210	219,698
MetLife Capital Trust IV 7.875%, 12/15/37 (a)	150	203,920
MetLife, Inc.
Series C
5.25%, 6/15/20(b)	205	206,950
Series D
5.875%, 3/15/28(b)	170	191,940
Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (a)	120	211,430
Principal Amount (000)	U.S. $ Value

New York Life Insurance Co. 4.45%, 5/15/69 (a)	$180	$218,880
Peachtree Corners Funding Trust 3.976%, 2/15/25 (a)	110	119,139
Prudential Financial, Inc.
5.20%, 3/15/44	437	466,371
5.375%, 5/15/45	260	282,625
5.625%, 6/15/43	149	161,087
5.875%, 9/15/42	235	253,057

3,551,294

REITS – 9.8%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	87	92,928
American Homes 4 Rent LP 4.25%, 2/15/28	5	5,474
American Tower Corp.
3.95%, 3/15/29	325	356,489
5.00%, 2/15/24	375	417,619
Brixmor Operating Partnership LP 3.85%, 2/01/25	176	188,258
Diversified Healthcare Trust 4.75%, 2/15/28	407	424,810
EPR Properties
4.50%, 4/01/25	20	21,678
4.95%, 4/15/28	5	5,598
5.25%, 7/15/23	175	189,446
Equinix, Inc. 5.875%, 1/15/26	425	450,712
Essex Portfolio LP
3.25%, 5/01/23	231	239,706
3.375%, 1/15/23	125	129,671
3.875%, 5/01/24	84	90,040
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25	323	361,673
5.375%, 4/15/26	114	129,134
5.75%, 6/01/28	220	257,237
Healthpeak Properties, Inc.
3.25%, 7/15/26	51	54,051
3.50%, 7/15/29	105	112,002
3.875%, 8/15/24	150	161,298
Host Hotels & Resorts LP
3.875%, 4/01/24	171	182,594
Series E
4.00%, 6/15/25	728	789,625
Kilroy Realty LP 3.45%, 12/15/24	40	42,286
Kimco Realty Corp. 2.80%, 10/01/26	95	97,966
LifeStorage LP/CA 3.50%, 7/01/26	1,090	1,149,699
Mid-America Apartments LP 3.75%, 6/15/24	115	122,780
National Retail Properties, Inc. 3.90%, 6/15/24	170	182,223
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	117,137
5.25%, 1/15/26	1,208	1,364,943
Principal Amount (000)	U.S. $ Value

Regency Centers LP 3.75%, 6/15/24	$33	$35,092
Sabra Health Care LP
4.80%, 6/01/24	710	763,669
5.125%, 8/15/26	565	617,562
Service Properties Trust 4.65%, 3/15/24	1,135	1,197,788
Simon Property Group LP 3.25%, 9/13/49	265	270,515
Spirit Realty LP
4.00%, 7/15/29	132	143,400
4.45%, 9/15/26	238	263,288
VEREIT Operating Partnership LP 4.60%, 2/06/24	1,036	1,130,587
Vornado Realty LP 3.50%, 1/15/25	435	461,800
Washington Real Estate Investment Trust 4.95%, 10/01/20	140	140,563
Welltower, Inc. 4.00%, 6/01/25	519	567,397
Weyerhaeuser Co. 7.375%, 3/15/32	470	665,402
WP Carey, Inc. 4.60%, 4/01/24	44	47,749

14,041,889

55,276,041

Utility – 4.5%
Electric – 4.2%
Abu Dhabi National Energy Co. PJSC 4.375%, 4/23/25 (a)	215	233,073
Berkshire Hathaway Energy Co. 6.125%, 4/01/36	100	140,053
Dominion Energy, Inc. 3.90%, 10/01/25	110	119,984
DTE Energy Co. Series C 3.40%, 6/15/29	304	322,316
Duke Energy Carolinas LLC 3.20%, 8/15/49	192	202,088
Duke Energy Corp.
3.75%, 9/01/46	220	234,861
4.20%, 6/15/49	302	351,833
4.875%, 9/16/24(b)	112	118,506
Empresas Publicas de Medellin ESP 4.25%, 7/18/29 (a)	200	208,168
Enel Americas SA 4.00%, 10/25/26	53	56,213
Enel Chile SA 4.875%, 6/12/28	62	69,324
Exelon Corp. 3.497%, 6/01/22	94	96,877
Florida Power & Light Co. 3.95%, 3/01/48	460	549,912
Georgia Power Co.
4.30%, 3/15/42	340	395,345
Series B
Principal Amount (000)	U.S. $ Value

2.65%, 9/15/29	$530	$538,453
Nevada Power Co. Series EE 3.125%, 8/01/50	215	217,543
NextEra Energy Capital Holdings, Inc. 5.65%, 5/01/79	194	217,220
PSEG Power LLC 8.625%, 4/15/31	388	558,064
Public Service Co. of New Hampshire 3.60%, 7/01/49	247	278,544
Sempra Energy 3.80%, 2/01/38	215	233,415
Southern Power Co. Series F 4.95%, 12/15/46	77	91,556
Southwestern Public Service Co. 3.75%, 6/15/49	305	346,947
Virginia Electric & Power Co. 8.875%, 11/15/38	273	488,725

6,069,020

Natural Gas – 0.2%
CenterPoint Energy Resources Corp. 4.10%, 9/01/47	75	84,093
GNL Quintero SA 4.634%, 7/31/29 (a)	200	213,700
NiSource, Inc. 5.65%, 2/01/45	60	79,792

377,585

Other Utility – 0.1%
American Water Capital Corp. 3.75%, 9/01/47	80	88,876

6,535,481

Total Corporates - Investment Grade (cost $127,655,753)	136,395,929

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Chile – 0.4%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27(a)	200	213,000
3.70%, 1/30/50(a)	200	200,187
Empresa Nacional del Petroleo 3.75%, 8/05/26 (a)	200	208,350

621,537

Mexico – 0.5%
Petroleos Mexicanos
6.50%, 1/23/29	240	255,277
6.75%, 9/21/47	140	141,239
6.95%, 1/28/60(a)	169	171,287
Principal Amount (000)	U.S. $ Value

7.69%, 1/23/50(a)	$80	$87,888

655,691

Panama – 0.4%
Aeropuerto Internacional de Tocumen SA 5.625%, 5/18/36 (a)	200	238,938
Empresa de Transmision Electrica SA 5.125%, 5/02/49 (a)	246	288,281

527,219

Total Quasi-Sovereigns (cost $1,648,799)	1,804,447

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Colombia – 0.2%
Colombia Government International Bond 5.20%, 5/15/49	200	251,313

Mexico – 0.3%
Mexico Government International Bond
4.60%, 1/23/46	200	226,000
4.75%, 3/08/44	150	172,734

398,734

Qatar – 0.2%
Qatar Government International Bond 4.817%, 3/14/49 (a)	228	290,842

Saudi Arabia – 0.2%
Saudi Government International Bond 3.25%, 10/26/26 (a)	330	348,150

Total Governments - Sovereign Bonds (cost $1,091,403)	1,289,039

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Energy – 0.3%
Buckeye Partners LP 3.95%, 12/01/26	474	468,411

Technology – 0.1%
Xerox Corp. 2.80%, 5/15/20	95	95,004

Total Corporates - Non-Investment Grade (cost $524,853)	563,415

U.S. $ Value

Total Investments – 98.0% (cost $130,920,808)(c)	$140,052,830
Other assets less liabilities – 2.0%	2,837,590

Net Assets – 100.0%	$142,890,420

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
U.S. 10 Yr Ultra Futures	56	March 2020	$8,156,750	$161,797
U.S. Long Bond (CBT) Futures	3	March 2020	490,593	13,886
U.S. T-Note 2 Yr (CBT) Futures	23	March 2020	4,976,266	23,394
U.S. T-Note 10 Yr (CBT) Futures	9	March 2020	1,184,906	21,917

Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	59	March 2020	7,098,898	(79,310)

$141,684

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	1,170	9/09/21	1.132%	3 Month LIBOR	Semi-Annual/ Quarterly	$3,989	$—	$3,989
USD	1,070	3/27/22	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	(20,635)	—	(20,635)
USD	60	11/04/44	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	17,214	—	17,214
USD	60	5/05/45	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	11,198	—	11,198
c	USD	60	6/02/46	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	6,492	—	6,492
c	USD	690	7/15/46	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	13,301	—	13,301
c	USD	270	9/02/46	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	3,467	—	3,467
USD	50	11/02/46	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	4,363	—	4,363

$39,389	$—	$39,389

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $15,797,237 or 11.1% of net assets.

(b) Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,460,137 and gross unrealized depreciation of investments was $(147,042), resulting in net unrealized appreciation of $9,313,095.

Glossary:
CBT – Chicago Board of Trade
LIBOR – London Interbank Offered Rates
PJSC – Public Joint Stock Company
REIT – Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Corporates - Investment Grade	$—	$136,395,929	$—	$136,395,929
Quasi-Sovereigns	—	1,804,447	—	1,804,447
Governments - Sovereign Bonds	—	1,289,039	—	1,289,039
Corporates - Non-Investment Grade	—	563,415	—	563,415

Total Investments in Securities	—	140,052,830	—	140,052,830
Other Financial Instruments(a):
Assets:
Futures	220,994	—	—	220,994
Centrally Cleared Interest Rate Swaps	—	60,024	—	60,024
Liabilities:
Futures	(79,310)	—	—	(79,310)
Centrally Cleared Interest Rate Swaps	—	(20,635)	—	(20,635)

Total	$141,684	$140,092,219	$—	$140,233,903

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.